Subsequent Events (Details Narrative) - Subsequent Event [Member] - $ / shares	1 Months Ended	2 Months Ended
	Jan. 30, 2023	Feb. 28, 2023	Feb. 22, 2023
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375
Preferred Stock, Dividend Rate, Percentage	9.50%
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.54687
Preferred Stock, Dividend Rate, Percentage		8.75%
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.57812
Preferred Stock, Dividend Rate, Percentage		9.25%
Arion And Amphitrite [Member]
Subsequent Event [Line Items]
Number of vessels sold			two